FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2017 Activity (Details)											1 Months Ended		12 Months Ended
	Jan. 30, 2018 USD ($)	Nov. 21, 2017 USD ($)	Nov. 10, 2017 USD ($)	Oct. 05, 2017 USD ($)	Aug. 15, 2017 USD ($)	Jul. 03, 2017 USD ($)	Mar. 28, 2017 USD ($)	Mar. 21, 2017 USD ($)	Mar. 03, 2017 USD ($)	Apr. 11, 2016 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 09, 2018 USD ($)	Mar. 20, 2017	Apr. 10, 2016	Apr. 01, 2015 USD ($)	Jan. 22, 2015 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt													$ 14,203,000,000	$ 2,436,000,000	$ 2,055,000,000
Aggregate principal amount													9,560,000,000
Loss on extinguishment of debt					$ 1,000,000								122,000,000	0	20,000,000
Long-term Debt													25,444,000,000	29,846,000,000
Restricted cash													77,000,000	0	$ 0
Senior Credit Facilities
Debt Instrument [Line Items]
Repayments of long-term debt									$ 1,086,000,000
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt		$ 750,000,000	$ 181,000,000	$ 923,000,000		$ 811,000,000					$ 220,000,000
Maximum borrowing capacity								$ 3,060,000,000											$ 4,150,000,000.00
Quarterly amortization rate, percentage								1.25%									0.25%
Annual amortization rate, percentage								5.00%									1.00%
Aggregate principal amount													$ 3,060,000,000
Stated interest rate													4.94%
Loss on extinguishment of debt								$ 27,000,000
Debt issuance cost								38,000,000
Payments of debt restructuring costs								3,000,000
Long-term Debt													$ 3,420,000,000	3,815,000,000
Series F Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins													2.50%
Series F Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins													3.50%
Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt												$ 1,132,000,000	$ 4,100,000,000
Aggregate principal amount								$ 1,100,000,000					5,000,000,000
Stated interest rate								6.75%
Loss on extinguishment of debt												$ 36,000,000
April 2016 Amendment
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant										2.75								3.00
Extraordinary, unusual or nonrecurring expenses permitted to be added back to EBIDTA								$ 500,000,000
Costs, fees and expenses								250,000,000		$ 175,000,000
Revolving Credit Facility Due April 2020
Debt Instrument [Line Items]
Collateral to secure debt													127,000,000
Revolving credit facility
Debt Instrument [Line Items]
Repayments of long-term debt													$ 625,000,000
Maximum borrowing capacity							$ 1,190,000,000													$ 1,500,000,000.00
Stated interest rate													5.32%
Repayments of lines of credit								$ 350,000,000
Loss on extinguishment of debt							1,000,000
Maturity date extension, other indebtedness for borrowed money threshold							750,000,000
Amount to mature as due unless terminated							$ 310,000,000
Revolving credit facility | Revolving Credit Facility Due April 2020
Debt Instrument [Line Items]
Prepayment premium, percent		1.00%
Debt prepayment penalty		$ 38,000,000
Long-term Debt													$ 250,000,000	$ 0
Remaining borrowing capacity													1,156,000,000
Revolving credit facility | Revolving Credit Facility Due April 2020 | Base Rate
Debt Instrument [Line Items]
Margins		2.50%
Revolving credit facility | Revolving Credit Facility Due April 2020 | LIBOR
Debt Instrument [Line Items]
Margins		3.50%
Letter of Credit | Revolving Credit Facility Due April 2020
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 300,000,000
Long-term Debt													94,000,000
Collateral to secure debt													$ 50,000,000
March 31, 2017 To March 31, 2019
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant								1.50
Secured leverage ratio								3.00
April 1, 2019 And Thereafter
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant								1.75
Secured leverage ratio								2.75
Subsequent event
Debt Instrument [Line Items]
Letters of credit																$ 77,000,000
Subsequent event | Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt	$ 200,000,000